Stock-Based Compensation (Detail Textuals) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	May 25, 2018	Feb. 28, 2018	Oct. 31, 2014	Mar. 31, 2019	Dec. 31, 2018
Restricted Stock Agreements | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock vested	350,000	325,000
Stock compensation expenses				$ 98,042	$ 98,042
Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants				9,142,273
Omnibus Incentive Plan 2014 | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants			3,200,000
Weighted-average fair value of stock options granted					$ 0.30
Percentage of share reserve of the number of issued and outstanding shares			10.00%
Elizabeth Berecz, CFO | Restricted Stock Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expenses					$ 97,183